Issued share capital (Details) € in Thousands, kr in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 DKK (kr) shares
Issued share capital
End of financial year		€ 47,143	kr 350,958
Ordinary shares
Issued share capital
End of financial year		350,957,583	350,957,583
Share capital
Issued share capital
Beginning of financial year | €	€ 41,838
End of financial year | €	47,143
End of financial year | €	€ 47,143	€ 47,143
Share capital | Ordinary shares
Issued share capital
Beginning of financial year	311,409,000
End of financial year	350,958,000
End of financial year	350,958,000	350,958,000	350,958,000
February 2024 for capital increase
Issued share capital
Issued for capital increase		39,500,000	39,500,000
February 2024 for capital increase | Share capital
Issued share capital
Issued for capital increase | €	€ 5,301
February 2024 for capital increase | Share capital | Ordinary shares
Issued share capital
Issued for capital increase	39,521,000
June 2024 for capital increase
Issued share capital
Issued for capital increase		28,000	28,000
June 2024 for capital increase | Share capital
Issued share capital
Issued for capital increase | €	€ 4
June 2024 for capital increase | Share capital | Ordinary shares
Issued share capital
Issued for capital increase	28,000